Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Commission and fee under operating costs CNY	Dec. 31, 2011 Commission and fee under operating costs CNY	Dec. 31, 2010 Commission and fee under operating costs CNY	Dec. 31, 2012 Selling expense CNY	Dec. 31, 2011 Selling expense CNY	Dec. 31, 2010 Selling expense CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2011 Net income (loss) from discontinued operations CNY	Dec. 31, 2010 Net income (loss) from discontinued operations CNY
Summary of the depreciation recognized
Depreciation for the year	$ 4,229	26,349	27,370	30,552	3,585	6,776	5,607	1,880	1,937	2,092	20,884	17,472	20,585	1,185	2,268